UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21789

Giordano Investment Trust
(Exact name of registrant as specified in charter)

2530 Riva Road, Suite 312, Annapolis, Maryland 31401
(Address of principal executive offices)  (Zip code)

A. Vason Hamrick
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: July 1, 2010 - June 30, 2011

PROXY VOTING RECORDS

						Fund		Vote
		CUSIP	Meeting		Proposed	Voted		For/Against
Security	Symbol	Number	Date	Issue Voted On	By	(Y/N)?	Vote	Mgmt?

Brookline	BRKL	11373M-10-7	20-Apr-11	Director nominees	Issuer	Yes	For all	For
Bancorp				Ratify appointment of independent auditor	Issuer	Yes	For	For
				Advisory vote on executive compensation	Issuer	Yes	For	For
				Advisory vote on frequency of shareholder votes on executive compensation	Issuer	Yes	3YR	For
				Approve stock plan	Issuer	Yes	For	For

Cabot Corporation	CBT	127055-10-1	10-Mar-11	Director nominees	Issuer	Yes	For all	For
				Advisory vote on executive compensation	Issuer	Yes	For	For
				Advisory vote on frequency of shareholder votes on executive compensation	Issuer	Yes	3YR	For
				Approve short-term incentive compensation plan	Issuer	Yes	For	For
				Ratify appointment of independent auditor	Issuer	Yes	For	For

Conoco	COP	20825C-10-4	11-May-11	Director nominees	Issuer	Yes	For all	For
Phillips				Ratify appointment of independent auditor	Issuer	Yes	For	For
				Advisory vote on executive compensation	Issuer	Yes	For	For
				Advisory vote on frequency of shareholder votes on executive compensation	Issuer	Yes	1YR
				Approval of 2011 stock incentive plan	Issuer	Yes	For	For
				Gender expression non-discrimination	Shareholder	Yes	Against	For
				Political contributions	Shareholder	Yes	Against	For
				Report on grassroots lobbying expenditures	Shareholder	Yes	Against	For
				Accident risk mitigation	Shareholder	Yes	Against	For
				Company environmental policy (Louisiana Wetlands)	Shareholder	Yes	Against	For
				Greenhouse gas reduction targets	Shareholder	Yes	Against	For
				Report on financial risks from climate change	Shareholder	Yes	Against	For
				Canadian oil sands	Shareholder	Yes	Against	For

Deere & Company	DE	244199-10-5	23-Feb-11	Director nominees	Issuer	Yes	For all	For
				Advisory vote on executive compensation	Issuer	Yes	For	For
				Advisory vote on frequency of shareholder votes on executive compensation	Issuer	Yes	1YR	For
				Ratify appointment of independent auditor	Issuer	Yes	For	For

Eastman Chemical Co.	EMN	277432-10-0	5-May-11	Director nominees	Issuer	Yes	For all	For
				Advisory vote on executive compensation	Issuer	Yes	For	For
				Advisory vote on frequency of shareholder votes on executive compensation	Issuer	Yes	1YR	For
				Ratify appointment of independent auditor	Issuer	Yes	For	For
				Approve amendment to declassify the Board of Directors	Issuer	Yes	For	For
				Simple majority vote	Shareholder	Yes	Against	For

						Fund		Vote
		CUSIP	Meeting		Proposed	Voted		For/Against
Security	Symbol	Number	Date	Issue Voted On	By	(Y/N)?	Vote	Mgmt?

El DuPont de	DD	263534-10-9	27-Apr-11	Director nominees	Issuer	Yes	For all	For
Nemours & Co.				Ratify appointment of independent auditor	Issuer	Yes	For	For
				On Amended Equity and Incentive plan	Issuer	Yes	Against	Against
				Advisory vote on executive compensation	Issuer	Yes	For	For
				Advisory vote on frequency of shareholder votes on executive compensation	Issuer	Yes	1YR	For
				Special shareowner meetings	Shareholder	Yes	For	Against
				Genetically engineered seed	Shareholder	Yes	Against	For
				Executive compensation report	Shareholder	Yes	Against	For

Eli Lilly &	LLY	532457-10-8	18-Apr-11	Director nominees	Issuer	Yes	For all	For
Company				Ratify appointment of independent auditor	Issuer	Yes	For	For
				Approve 2010 executive compensation plan	Issuer	Yes	For	For
				Advisory vote on frequency of shareholder votes on executive compensation	Issuer	Yes	1 YR	For
				Approve annual election of all directors	Issuer	Yes	For	For
				Eliminate all supermajority voting requirements	Issuer	Yes	For	For
				Approve executive officer incentive plan	Issuer	Yes	For	For

General Electric	GE	369604-10-3	27-Apr-11	Director nominees	Issuer	Yes	For all	For
				Ratify appointment of independent auditor	Issuer	Yes	For	For
				Advisory resolution on executive compensation	Issuer	Yes	For	For
				Advisory vote on frequency of shareholder votes on executive compensation	Issuer	Yes	1YR	For
				Cumulative voting	Shareholder	Yes	Against	For
				Future stock options	Shareholder	Yes	For	Against
				Withdraw stock options granted to executives	Shareholder	Yes	Against	For
				Climate change risk disclosure	Shareholder	Yes	Against	For
				Transparency in animal research	Shareholder	Yes	Against	For

Limited Brands	LTD	532716-10-7	26-May-11	Director nominees	Issuer	Yes	For all	For
				Ratify appointment of independent auditor	Issuer	Yes	For	For
				Approval of stock option performance and incentive plan	Issuer	Yes	For	For
				Approval of 2011 cash incentive compensation performance plan	Issuer	Yes	For	For
				Advisory vote on executive officer compensation	Issuer	Yes	For	For
				Advisory vote on frequency of approving executive compensation	Issuer	Yes	1YR	For
				Adopt simple majority vote	Shareholder	Yes	Against	For

Marathon Oil	MRO	565849-10-6	27-Apr-11	Director nominees	Issuer	Yes	For all	For
Corporation				Ratify appointment of independent auditor	Issuer	Yes	For	For
				Lower threshold for stockholders to call special meetings	Issuer	Yes	For	For

						Fund		Vote
		CUSIP	Meeting		Proposed	Voted		For/Against
Security	Symbol	Number	Date	Issue Voted On	By	(Y/N)?	Vote	Mgmt?

				Advisory vote on executive officer compensation	Issuer	Yes	For	For
				Advisory vote on frequency of approving executive compensation	Issuer	Yes	1YR	For
				Safety report outlining steps to reduce the risk of accidents	Shareholder	Yes	Against	For

McDonald's	MCD	580135-10-1	19-May-11	Director nominees	Issuer	Yes	For all	For
Corporation				Ratify appointment of independent auditor	Issuer	Yes	For	For
				Advisory vote on executive compensation	Issuer	Yes	For	For
				Advisory vote on frequency of shareholder votes on executive compensation	Issuer	Yes	1YR	For
				Eliminate super majority for transactions with interested shareholders	Issuer	Yes	For	For
				Eliminate super majority for board of directors	Issuer	Yes	For	For
				Eliminate super majority for shareholder action	Issuer	Yes	For	For
				Eliminate classified board	Shareholder	Yes	For	Against
				Use of controlled atmosphere stunning	Shareholder	Yes	Against	For
				Report on children's nutrition	Shareholder	Yes	Against	For
				Beverage containers	Shareholder	Yes	Against	For

Merck	MRK	589331-10-7	24-May-11	Director nominees	Issuer	Yes	For all	For
				Ratify appointment of independent auditor	Issuer	Yes	For	For
				Advisory vote on executive compensation	Issuer	Yes	For	For
				Advisory vote on frequency of approving executive compensation	Issuer	Yes	3YR	For

Nucor Corporation	NUE	670346-10-5	12-May-11	Director nominees	Issuer	Yes	For all	For
				Ratify appointment of independent auditor	Issuer	Yes	For	For
				Advisory vote on executive officer compensation	Issuer	Yes	For	For
				Advisory vote on frequency of approving executive compensation	Issuer	Yes	3YR	For
				Majority vote	Shareholder	Yes	For	Against
				Independent chairman	Shareholder	Yes	For	Against

PPG Industries, Inc.	PPG	693506-10-7	21-Apr-11	Director nominees	Issuer	Yes	For all	For
				Reapprove performance goals under the omnibus incentive plan	Issuer	Yes	For
				Approve amendment and restatement of ombibus incentive plan	Issuer	Yes	For	For
				Approve executive compensation	Issuer	Yes	For	For
				Advisory vote on frequency of approving executive compensation	Issuer	Yes	1YR	For
				Ratify appointment of independent auditor	Issuer	Yes	For	For
				Request of report on community environmental accountability	Shareholder	Yes	Against	For

Raytheon	RTN	755111-50-7	26-May-11	Director nominees	Issuer	Yes	For all	For
				Advisory vote on executive officer compensation	Issuer	Yes	For	For
				Advisory vote on frequency of approving executive compensation	Issuer	Yes	1YR	For
				Ratify appointment of independent auditor	Issuer	Yes	For	For

						Fund		Vote
		CUSIP	Meeting		Proposed	Voted		For/Against
Security	Symbol	Number	Date	Issue Voted On	By	(Y/N)?	Vote	Mgmt?

				Shareholder action by written consent	Shareholder	Yes	For	Against
				Executive stock retention	Shareholder	Yes	For	Against
				Lobbying expenses	Shareholder	Yes	Against	For
				Supplemental executive retirement plans	Shareholder	Yes	For	Against

Ryder System, Inc.	R	783549-10-8	6-May-11	Director nominees	Issuer	Yes	For all	For
				Ratify appointment of independent auditor	Issuer	Yes	For	For
				Advisory vote on executive officer compensation	Issuer	Yes	For	For
				Advisory vote on frequency of approving executive compensation	Issuer	Yes	3YR	For

Temple-Inland Inc.	TIN	879868-10-7	6-May-11	Director nominees	Issuer	Yes	For all	For
				Advisory vote on executive officer compensation	Issuer	Yes	For	For
				Advisory vote on frequency of approving executive compensation	Issuer	Yes	1YR	For
				Ratify appointment of independent auditor	Issuer	Yes	For	For

Wells Fargo	WFC	949746-10-1	3-May-11	Director nominees	Issuer	Yes	For all	For
and Company				Advisory vote on executive officer compensation	Issuer	Yes	For	For
				Advisory vote on frequency of approving executive compensation	Issuer	Yes	1YR	For
				Ratify appointment of independent auditor	Issuer	Yes	For	For
				Special shareholder meetings	Shareholder	Yes	For	Against
				Cumulative voting	Shareholder	Yes	Against	For
				Independent chairman	Shareholder	Yes	For	Against
				Advisory vote on director compensation	Shareholder	Yes	For	Against
				Investigation and report on internal controls for mortgage servicing operations	Shareholder	Yes	Against	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giordano Investment Trust

By: (Signature and Title)	/s/ Joseph A. Giordano Joseph A. Giordano, Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer

Date: August 25, 2011